COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings guaranteed by GDS Holdings Limited
Guarantees
Maximum bank borrowing facilities	¥ 1,490,280
Carrying value	1,289,207
Letter of guarantee
Guarantees
Maximum bank borrowing facilities	623,007
Carrying value	¥ 590,688
Lease agreement guarantees | Maximum
Guarantees
Lease terms (in years)	30 years
Service agreements | Maximum
Guarantees
Sale agreement extension	25 years
Capital additional purchase commitments
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 1,299,771	¥ 1,974,182
Purchase of land use rights
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 327,410	¥ 335,675